Sources Of Revenue (Tables)	12 Months Ended
Dec. 31, 2014
Patient Service Revenues by Payor
Patient Service Revenue
	2014	2013	2012
Medicare program	$4,677,053	$4,411,285	$4,029,773
Private/alternative payors	4,278,847	3,841,473	3,605,081
Medicaid and other government sources	433,092	392,908	474,520
Hospitals	568,859	411,340	400,791
Total patient service revenue	$9,957,851	$9,057,006	$8,510,165